INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2023
Income tax [Abstract]
Schedule of income tax expense (recovery)

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Current	$246	$206	$428	$483
Deferred	18	73	41	97
Total	$264	$279	$469	$580